Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended				6 Months Ended			12 Months Ended
	Sep. 13, 2023	Aug. 19, 2019	Jul. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jan. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income loss			$ 3,947										$ 67,824
Other liabilities			3,947										$ 71,771
Titan Pharmaceuticals Inc [Member]
Unsecured promissory note							$ 250,000
Proceeds from promissory note						$ 500,000	$ 500,000
Conversion of stock, amount converted				$ 4,511
Conversion of stock, shares converted				54,132
Share price	$ 10.00				$ 10.00
Purchase price	$ 9,500,000				$ 9,500,000
Cash	5,000,000				5,000,000.0			$ 2,800,000				$ 2,800,000
Promissory note	$ 4,500,000				$ 4,500,000
Payments of fees												2,000		$ 2,000	$ 13,000	$ 109,000
Receivables, net																46,000	$ 36,000
Advances															62,000
Value of shares exchanged						$ 500,000
Net income loss								689,000	$ 563,000	$ 2,093,000	$ 1,060,000	1,252,000		$ 3,153,000	4,706,000	$ 5,569,000
Titan Pharmaceuticals Inc [Member] | BKSE [Member]
Receivables, net															62,000
Titan Pharmaceuticals Inc [Member] | Black Titan [Member]
Receivables, net								$ 143,000				143,000			$ 62,000
Advances												$ 81,000
Titan Pharmaceuticals Inc [Member] | Series AA Preferred Stock [Member]
Conversion of stock, shares converted		150,087
Shares issued, shares					950,000
Share price					$ 10.00
Titan Pharmaceuticals Inc [Member] | Lazar Promissory Note [Member]
Interest accrued rate							Prime Rate + 2.00% per annum
Conversion of stock, amount converted				$ 4,511
Conversion of stock, shares converted				54,132
BSKE Limited [Member]
Net income loss			$ 3,947